File Nos.   333-95729
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 10                               (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No. 137                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive, Minneapolis,  MN                           55416
     -------------------------------------------                         -----


     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416

          It is proposed that this filing will become effective:

          _____  immediately  upon filing  pursuant to paragraph (b) of Rule 485
          __X__ on May 1, 2003 pursuant to paragraph (b) of Rule 485
          _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          _____ on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following:

          __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts




PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 ON FEBRUARY 7, 2003 AND ARE INCORPORATED HEREIN BY REFERENCE.



                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 7th day of April, 2003.

                                         ALLIANZ  LIFE VARIABLE  ACCOUNT  B


                                         (Registrant)


                                         By: ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                       By:  /s/ STEWART GREGG
                                            --------------------------------
                                                Stewart Gregg
                                                Senior Counsel



                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:  /s/ STEWART GREGG
                                            --------------------------------
                                                   Stewart Gregg
                                                   Senior Counsel







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title                                        Date

Robert W. MacDonald*     Chairman of the Board           04-07-2003
Robert W. MacDonald

Mark A. Zesbaugh*        Director and                    04-07-2003
Mark A. Zesbaugh         Chief Executive Officer

Michael P. Sullivan*     Director                        04-07-2003
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                        04-07-2003
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                        04-07-2003
Rev. Dennis Dease

James R. Campbell*       Director                        04-07-2003
James R. Campbell

Robert M. Kimmitt*       Director                        04-07-2003
Robert M. Kimmitt

Michael Diekmann*        Director                        04-07-2003
Michael Diekmann

Paul M Saffert*          Director                        04-07-2003
Paul M Saffert

Gabby Matzdorff*         Sr. Vice President and          04-07-2003
Gabby Matzdorff          Chief Financial Officer

Charles Kavitsky*        President and                   04-07-2003
Charles Kavitsky         Chief Marketing Officer

Denise Blizil*           Sr. Vice President and          04-07-2003
Denise Blizil            Chief Administrative Officer



                                         *By    Power  of  Attorney




                                          By:  /s/ STEWART GREGG
                                              --------------------------------
                                              Stewart Gregg
                                              Attorney-in-Fact